SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
For the Years Ended December 31:
(Dollars in Millions)

Description	Balance at Beginning of Period	Balance at End of Period
Allowance For Credit Losses (1)
2025	$273	$276
2024	$457	$273
2023	$495	$457
Allowance For Inventory Losses
2025	$577	$535
2024	$658	$577
2023	$631	$658
Revenue Based Provisions
2025	$298	$388
2024	$480	$298
2023	$424	$480

(1) The majority of the write-offs during the period related to receivables which had been previously reserved.

Additions/deductions and write-offs for allowances and Revenue Based Provisions were not material for any of the periods presented.